Other expenses and financial costs	12 Months Ended
Jun. 30, 2025
Other Expenses And Financial Costs
Other expenses and financial costs

8. Other expenses and financial costs

	Consolidated Group
	2025 A$	2024 A$	2023 A$
Other expenses
Travel & related expenses	(65,672)	(17,093)	(141,196)
Insurance expenses	(82,296)	(46,665)	(45,083)
Business expenses	(2,685)	(1,583)	(26,772)
Total other expenses	(150,653)	(65,341)	(213,051)

Financial expenses
Interest expense	(155,855)	(78,461)	(41,389)
Bank charges	(2,760)	(4,913)	(4,322)
Merchant facility fees	(24,462)	(30,825)	(59,656)
Total financial expenses	(183,077)	(114,199)	(105,367)

Prior year amounts relating to foreign exchange losses have been reclassified to “Foreign exchange gain / (loss)” for consistency with the current year presentation. This reclassification had no effect on the reported results of operations.